Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions

37.	Related Party Transactions

		Assets		Liabilities			Revenue			Cost / Expense
Related parties / Nature of operation	12.31.2021	12.31.2020	12.31.2021	12.31.2020	12.31.2021	12.31.2020	12.31.2019	12.31.2021	12.31.2020	12.31.2019
Controlling shareholder
State of Paraná - dividends payable	-	-	916,379	749,338	-	-	-	-	-	-
CRC Transfer (Note 8)	-	1,392,624	-	-	253,990	341,964	184,229	-	-	-
Luz Fraterna Program (a)	5,590	6,682	-	-	-	-	-	-	-	-
Tarifa Rural Noturna Program (a)	10,378	8,168	-	-	-	-	-	-	-	-
Morar Bem Paraná Program (a)	-	1,057	-	-	-	-	-	-	-	-
Employees transferred (b)	19	87	-	-	-	-	-	-	-	-
Telecommunication services (c)	-	13,686	-	-	19,201	43,248	43,011	-	-	-
Meteorological System of Paraná - Simepar (c) (d)	-	2	938	855	18	48	-	(10,759)	(8,573)	(7,087)

Entities with significant influence
BNDES and BNDESPAR - dividends payable (e)	-	-	733,939	568,315	-	-	-	-	-	-
Financing (Note 22)	-	-	2,216,516	2,314,166	-	-	-	(174,210)	(151,850)	(175,461)
Debentures - Compagás (Note 23)	-	-	-	5,890	-	-	-	(312)	(1,681)	(1,194)
Debentures - wind farms (Note 23) (f)	-	-	231,071	239,249	-	-	-	(32,249)	(25,891)	(28,240)

State of Paraná investee
Sanepar (c) (g)	-	223	436	582	2,164	4,956	4,710	(8,256)	(6,598)	(5,852)
Use of water taken from plants’ reservoirs	-	-	-	-	477	620	480	-	-	-

Joint ventures
Voltalia São Miguel do Gostoso - dividends	1,032	1,032	-	-	-	-	-	-	-	-

Caiuá Transmissora de Energia (c) (h) (i) (j)	279	261	1,144	1,401	3,275	3,114	2,792	(17,439)	(16,267)	(14,233)
Dividends	2,150	4,443	-	-	-	-	-	-	-	-

Integração Maranhense Transmissora (i) (j)	-	-	183	160	-	-	-	(2,294)	(2,029)	(1,938)
Dividends	2,274	3,806	-	-	-	-	-	-	-	-

Matrinchã Transmissora de Energia (i) (j)	-	-	1,065	959	-	-	-	(13,442)	(11,259)	(10,137)
Dividends	10,091	34,460	-	-	-	-	-	-	-	-

Guaraciaba Transmissora de Energia (i) (j)	-	-	489	436	-	-	-	(6,185)	(5,348)	(4,853)
Dividends	27,198	16,281	-	-	-	-	-	-	-	-

Paranaíba Transmissora de Energia (i) (j)	-	-	726	649	-	-	-	(9,170)	(8,141)	(6,514)
Dividends	4,973	-	-	-	-	-	-	-	-	-

Cantareira Transmissora de Energia (i) (j)	-	-	596	468	-	-	-	(6,569)	(5,912)	(5,403)
Dividends	6,718	6,547	-	-	-	-	-	-	-	-

Mata de Santa Genebra Transmissão (i) (j) (k)	1,473	4,034	1,245	990	18,795	17,636	16,449	(12,390)	(7,636)	(340)
Dividends	13,614	-	-	-	-	-	-	-	-	-

Associates
Dona Francisca Energética S.A. (l)	15	13	2,745	1,436	164	162	145	(16,239)	(17,078)	(16,905)
Dividends	86	97	-	-	-	-	-	-	-	-

Foz do Chopim Energética Ltda. (c) (m)	518	216	-	-	3,010	2,675	2,538	-	-	-

Key management staff
Fees and social security charges (Note 33.2)	-	-	-	-	-	-	-	(22,204)	(21,935)	(25,860)
Pension and healthcare plans (Note 24.3)	-	-	-	-	-	-	-	(1,422)	(1,116)	(1,560)

Other related parties
Fundação Copel (c)	-	40	-	-	173	315	285	-	-	-
Administrative property rental	-	-	84,367	1,836	-	-	-	(6,996)	(1,285)	(2,520)
Pension and healthcare plans (Note 24.3)	-	-	1,295,174	1,493,614	-	-	-	-	-	-

Lactec (c) (n)	5	5	2,385	2,747	619	771	746	(4,002)	(2,702)	(2,787)

Tecpar (c) (o)	-	11	-	-	2,056	862	-	-	-	-

Celepar (c) (p)	-	4	-	2	23	51	-	(9)	(50)	(5)
a)	The Luz Fraterna Program created under Law 491/2013 and 17,639/2013 establishes the payment of electricity consumption to benefit low-income families, residing in the State of Paraná, whose properties - consumer units - are used exclusively for residential purposes, whether in urban or rural areas, and fulfill the requirements established in articles 3 and 4 of this law.

In March 2018, the amount of R$159,274 was settled. The principal interest, fine and monetary restatement totaled R$158,849. For these charges on electricity bills for the period of September 2010 to June 2015, a lawsuit was filed against the State of Paraná on November 5, 2018, relating to the payment of invoices pursuant to State Law 14,087/2003. We highlight that despite the negotiations maintained by Management, seeking to settle this debt, uncertainties still exist regarding the realization of this asset and therefore, this asset was not recognized, therefore, in accordance with the current accounting standards. For the tax treatment, as determined by the Federal Revenue of Brazil in the Normative Instruction 1,753/2017, the Company has taxed this revenue. The State of Paraná filed a Request for Amendment of Judgment in November 2021. Copel is awaiting a summons to access the case records and, after that, a decision on the appeal by the judge. Management further emphasizes that it is making all necessary efforts and taking all necessary measures to preserve the Company’s interests.

The Tarifa Rural Noturna Program, regulated by Decree 1,288/2019, provides for the payment to Copel Distribuição, by the State Government, of the amount corresponding to 60% of the active electricity tariff and of the charges resulting from this service, including the additional tariff flag, owned by the beneficiary consumers, included in the denominated night period consumption, as specified in the decree.

The Morar Bem Paraná Program, established by Decree 2,845/2011, is an agreement between the Paraná State Government, the Companhia de Habitação do Paraná - Cohapar and Copel DIS, which is managed by Cohapar. Copel’s main assignment in this agreement is the construction of electricity distribution networks and service entrances for consumer units of housing estates.

b)	Reimbursement of wages and social charges for employees transferred to the Paraná State Government. Balances presented are net of expected credit loss.
c)	Revenue of Copel TEL from telecommunications services and lease of equipment and infrastructure. The balances presented are net of expected credit losses.
d)	The Sistema Meteorológico do Paraná - Simepar is a supplementary unit of the Independent Social Service Paraná Technology, linked to the State Department of Science, Technology and Higher Education. Simepar has contracts with Copel for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.
e)	BNDES is the parent company of BNDES Participações S.A. - BNDESPAR, which owns Copel shares (Note 31.1). On December 22, 2018, the shareholder agreement between the State of Paraná and BNDESPAR, signed on December 22, 1998, was ended.
f)	BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel.
g)	Basic sanitation provided by Sanepar.
h)	Operation and maintenance services agreement provided by Copel GeT, maturing on May 10, 2026. Transmission System Connection Agreement - CCT executed by Copel DIS, expiring by the end of the concession agreement of the distribution or transmission company, whichever takes place first.
i)	Charges for use of the transmission system due by Copel GeT, UEG Araucária and wind farms.
j)	Copel DIS maintains a Contract for the Use of Transmission System (Cust) with ONS and power transmission concession operators whose subject matter is the contracting of Transmission System Use Amount (Must). Contracting is permanent and is regulated by ANEEL Normative Resolution 666/2015. Amounts are defined for four subsequent years, with annual reviews.
k)	Agreements entered by Copel GeT: for operation and maintenance services, maturing on February 1, 2023, rendering of owner’s engineering services, advisory and consulting services, expired on November 2020, and facility sharing, maturing on January 1, 2043.
l)	Connection to the transmission system contracts entered by Copel GeT, Costa Oeste and Marumbi, maturing on August 17, 2031 until July 21, 2048. Power purchase and sale agreement made by Copel GeT, maturing on March 31, 2025.
m)	Contracts entered into by Copel GeT: for operation and maintenance, maturing on May 23rd, 2025, and connection to the transmission system, maturing on January 1, 2043.
n)	The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (OSCIP), in which Copel is an associate. Lactec has service and R&D contracts with Copel GeT, UEGA and Copel DIS, which are subject to prior or later control and approval by ANEEL. Copel COM provides services and sells energy to the institute.
o)	Energy sale agreement signed between Copel COM and the Paraná Institute of Technology (Tecpar), a public company of the State Government that supports innovation and economic and social development in Paraná and Brazil.
p)	Service agreements entered into with the Paraná Information Technology Company (Celepar), a mixed capital company that is part of the indirect administration of the State Government.

The relevant transactions with related parties are shown above. Transactions arising from operations in a regulated environment are billed according to the criteria and definitions established by the regulatory agents and other transactions are recorded according to the market prices practiced by the Company.

Copel’s direct and indirect subsidiaries have short and long-term energy purchase and sale agreements entered into with each other, carried out in accordance with the criteria and definitions of the regulated environment. Both the balances of the transactions and of the commitments are eliminated in the consolidated financial statements of the Company.

In addition, Copel GeT has energy purchase commitments with Dona Francisca in the amount of R$63,899, and Copel COM has energy sale commitments signed with agencies and / or entities related to the Paraná State Government, totaling R$31,309.

With regard to the compensation of key management personnel, the Company does not have additional obligations beyond the short-term benefits disclosed in the table above and in the notes referenced.

37.1	Guarantees awarded to related parties

Sureties and guarantees granted by Copel to its subsidiaries for financing and debentures are informed in Notes 22 and 23.

Copel provided financial guarantees, in the form of corporate guarantee letter, for power purchase and transport agreements made by Copel GeT and its subsidiaries, in the total amount of R$4,339 (R$4,307 at December 31, 2020) and made by Copel Energia, in the amount of R$192,707 (R$112,069 at December 31, 2020).

Sureties and guarantees granted by Copel and Copel GeT for financing, debentures and insurance contracts of joint ventures are shown below:

			Final	Amount	Balance (a)	Interest	Amount
Company		Operation	maturity	approved		%	guarantees
(1)	Caiuá Transmissora (b)	Financing BNDES	02.15.2029	84,600	34,887	49.0	5,956
(2)	Cantareira Transmissora	Debentures	08.15.2032	100,000	95,734	49.0	46,910
(3)		Financing	09.15.2032	426,834	393,860		(c)
(4)	Guaraciaba Transmissora	Financing BNDES	01.15.2031	440,000	315,771	49.0	154,728
(5)		Debentures	12.15.2030	118,000	129,481		63,446
(6)	Matrinchã Transmissora	Financing BNDES	06.15.2029	691,440	381,197	49.0	186,787
(7)		Debentures (2nd)	06.15.2029	180,000	219,345		(c)
(8)		Debentures (3rd)	12.15.2038	135,000	143,274		(d)
(9)	IMTE Transmissora	Financing	02.12.2029	142,150	60,694	49.0	(c)
(10)	Mata de Santa Genebra	Debentures (2nd)	11.15.2030	210,000	211,926	50.1	106,175
(11)		Debentures (3rd)	11.15.2041	1,500,000	1,511,366		757,194
(12)	Paranaíba Transmissora	Financing	10.15.2030	606,241	445,168	24.5	(c)
(13)		Debentures	03.15.2028	120,000	95,868		23,488
							1,344,684
(a) Gross debt balance, discounted from restricted cash that is already guaranteed by the companies themselves.
(b) Guarantee awarded of fixed amount pursuant to the contractual provisions and formal requirements of the financial institution
(c) For these contracts, the corporate guarantee and/or the letter of guarantee were exonerated, leaving only the pledge of Copel GeT shares.
(d) The guarantees to be provided in the 3rd issue will only be presented after the maturity of the Debentures of the 2nd issue and the Financing with BNDES.
Letter of guarantee, provided by Copel GeT: (1)
Corporate guarantee provided by Copel: (2) (4) (5) (6) (10) (11) (13)
Operation guarantee: pledge of shares held by Copel Get in the ventures.